Segment Information and Concentration (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Information and Concentration
Schedule Of Segment Information
Three Months Ended March 31, 2023:	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Revenues	$2,582,200	$223,200	$-	$2,805,400

Foreign Sales	856,600	95,900		952,500

Income (Loss) From Operations	266,200	(2,072,500)	(661,300)	(2,467,600)

Assets	7,810,900	5,174,100	3,379,000	16,364,000

Long-Lived Asset Expenditures	8,200	37,600	-	45,800

Depreciation and Amortization	23,300	164,600	-	187,900

Three Months Ended March 31, 2022:	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Revenues	$2,434,600	$430,300	$-	$2,864,900

Foreign Sales	783,600	269,700		1,053,300

Income (Loss) From Operations	247,300	(1,651,700)	(337,900)	(1,742,300)

Assets	10,231,100	10,024,261	10,271,439	30,526,800

Long-Lived Asset Expenditures	16,500	158,000	-	174,500

Depreciation and Amortization	24,600	229,900	-	254,500

Six Months Ended December 31, 2022	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$4,608,900	$628,900	$-	$5,237,800
Foreign Sales	1,322,500	478,200	-	1,800,700
Income (Loss) From Operations	203,500	(3,483,200)	(902,300)	(4,137,000)
Assets	8,622,500	5,174,600	4,272,100	18,069,200
Long-Lived Asset Expenditures	34,300	220,200	-	254,500
Depreciation and Amortization	50,100	330,700	-	380,800
Six Months Ended December 31, 2021 (Unaudited)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$5,031,100	$727,500	$-	$5,758,600
Foreign Sales	2,031,100	521,500	-	2,552,600
Income (Loss) From Operations	851,700	(3,712,700)	(508,200)	(3,369,200)
Assets	9,715,400	10,064,500	9,072,600	28,852,500
Long-Lived Asset Expenditures	66,600	163,300	-	229,900
Depreciation and Amortization	46,600	280,700	-	327,300
Year Ended June 30, 2022 (As Restated)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$9,981,100	$1,419,400	$-	$11,400,500
Foreign Sales	3,702,400	1,101,400	-	4,803,800
Income (Loss) From Operations	1,475,800	(11,369,500)	(1,650,400)	(11,544,100)
Assets	9,538,600	5,077,500	6,391,800	21,007,900
Long-Lived Asset Expenditures	92,500	732,100	-	824,600
Depreciation and Amortization	96,300	591,900	-	688,200
Year Ended June 30, 2021	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$9,043,600	$731,600	$-	$9,775,200
Foreign Sales	3,483,700	684,600	-	4,168,300
Income (Loss) From Operations	1,461,300	(4,828,600)	(1,341,400)	(4,708,700)
Assets	14,783,000	8,735,100	5,488,300	29,006,400
Long-Lived Asset Expenditures	60,500	196,900	-	257,400
Depreciation and Amortization	103,100	148,400	-	251,500

Schedule Of Reconciliation Of The Company's consolidated Segment Incomed Loss
For the three months ended March 31, 2023	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$266,200	$(2,072,500)	$(661,300)	$(2,467,600)

Other income (expense), net	(1,800)	11,000	77,100	86,300
Interest income	-	-	9,400	9,400
Total other (expense) income, net	(1,800)	11,000	86,500	95,700

Income (Loss) from operations before discontinued operations and income taxes	$264,400	$(2,061,500)	$(574,800)	$(2,371,900)

For the three months ended March 31, 2022	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$247,300	$(1,651,700)	$(337,900)	$(1,742,300)

Other (expense) income, net	1,300	(18,400)	(85,600)	(102,700)
Interest income	-	-	400	400
Total other (expense) income, net	1,300	(18,400)	(85,200)	(102,300)

Income (Loss) from operations before discontinued operations and income taxes	$248,600	$(1,670,100)	$(423,100)	$(1,844,600)

Geographical Information
	Six Months Ended
	December 31, 2022		December 31, 2021 (unaudited)
	Revenue (a)	Long-Lived Assets	Revenue (a)	Long-Lived Assets
United States	$3,437,000	$1,710,000	$3,206,000	$5,181,300
All Other Foreign Countries	1,454,700	-	2,276,100	-
Germany	346,100	885,000	276,500	138,000
Total	$5,237,800	$2,595,000	$5,758,600	$5,319,300

Income (loss) from operations before discontinued operations and income taxes
Six Months ended December 31, 2022	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$203,500	$(3,438,200)	$(902,300)	$(4,137,000)

Other (expense) income, net	(28,200)	3,600	88,500	63,900

Income (Loss) from operations before discontinued operations and income taxes	$175,300	$(3,434,600)	$(813,800)	$(4,073,100)
Six Months ended December 31, 2021 (unaudited)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$851,700	$(3,712,700)	$(508,200)	$(3,369,200)

Other (expense) income, net	415,500	52,500	47,600	515,600

Income (Loss) from operations before discontinued operations and income taxes	$1,267,200	$(3,660,200)	$(460,600)	$(2,853,600)
Year ended June 30, 2022 (As Restated)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$1,475,800	$(11,369,500)	$(1,650,400)	$(11,544,100)

Other (expense) income, net	194,000	(3,100)	71,500	262,400

Income (Loss) from operations before discontinued operations and income taxes	$1,669,800	$(11,372,600)	$(1,578,900)	$(11,281,700)
Year ended June 30, 2021	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$1,461,300	$(4,828,600)	$(1,341,500)	$(4,708,800)

Other (expense) income, net	571,000	600	82,200	653,800

Income (Loss) from operations before discontinued operations and income taxes	$2,032,300	$(4,828,000)	$(1,259,300)	$(4,055,000)